Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2019

CON-QTLY-1119
1.807733.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.1%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	534,156	$11,367
Entertainment - 3.6%
Activision Blizzard, Inc.	12,888,350	682,051
Live Nation Entertainment, Inc. (a)	960,897	63,746
Netflix, Inc. (a)	8,440,147	2,258,752
Spotify Technology SA (a)	444,962	50,726
The Walt Disney Co.	8,037,037	1,047,387
Trion World, Inc. (a)(b)(c)	4,607,810	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	41,234	0
		4,102,662
Interactive Media & Services - 12.7%
Alphabet, Inc.:
Class A (a)	2,560,072	3,126,206
Class C (a)	2,323,474	2,832,315
CarGurus, Inc. Class A (a)	1,681,257	52,035
Facebook, Inc. Class A (a)	44,136,225	7,859,778
Match Group, Inc. (d)	151,624	10,832
Pinterest, Inc.	20,866,023	524,311
Twitter, Inc. (a)	3,932,592	162,023
		14,567,500
Media - 0.4%
Charter Communications, Inc. Class A (a)	177,611	73,197
Comcast Corp. Class A	2,161,543	97,442
Liberty Media Corp. Liberty Formula One Group Series C (a)	6,701,047	278,697
		449,336
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	551,300	21,755
T-Mobile U.S., Inc. (a)	6,122,384	482,260
		504,015

TOTAL COMMUNICATION SERVICES		19,634,880

CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.1%
General Motors Co.	512,484	19,208
Tesla, Inc. (a)(d)	68,132	16,411
Toyota Motor Corp.	1,187,400	79,746
		115,365
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	606,592	509,822
Evolution Gaming Group AB (e)	1,225,488	24,101
Hilton Worldwide Holdings, Inc.	850,496	79,190
Marriott International, Inc. Class A	30,695	3,818
McDonald's Corp.	5,545,122	1,190,593
Sea Ltd. ADR (a)	378,500	11,715
Starbucks Corp.	1,414,552	125,075
		1,944,314
Household Durables - 0.0%
D.R. Horton, Inc.	242,200	12,766
Mohawk Industries, Inc. (a)	561,171	69,624
		82,390
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	333,043	55,695
Amazon.com, Inc. (a)	4,460,112	7,742,353
eBay, Inc.	5,336,539	208,018
Meituan Dianping Class B	1,211,200	12,378
MercadoLibre, Inc. (a)	146,500	80,755
Pinduoduo, Inc. ADR (a)	359,600	11,586
Wayfair LLC Class A (a)	33,248	3,728
		8,114,513
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	724,358	82,693
Specialty Retail - 1.8%
AutoZone, Inc. (a)	41,547	45,063
Burlington Stores, Inc. (a)	38,274	7,648
John David Group PLC	7,195,683	66,480
National Vision Holdings, Inc. (a)	525,141	12,640
O'Reilly Automotive, Inc. (a)	539,516	215,003
Ross Stores, Inc.	977,799	107,411
The Home Depot, Inc.	3,400,541	788,994
TJX Companies, Inc.	14,275,935	795,741
		2,038,980
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	2,089,417	650,528
Allbirds, Inc. (a)(b)(c)	173,513	8,724
Burberry Group PLC	965,804	25,816
Deckers Outdoor Corp. (a)	417,572	61,533
Gildan Activewear, Inc.	2,074,857	73,638
Hermes International SCA	44,047	30,438
lululemon athletica, Inc. (a)	394,844	76,019
LVMH Moet Hennessy Louis Vuitton SE	148,050	58,740
NIKE, Inc. Class B	6,993,436	656,824
Ralph Lauren Corp.	233,755	22,317
VF Corp.	2,894,070	257,543
		1,922,120

TOTAL CONSUMER DISCRETIONARY		14,300,375

CONSUMER STAPLES - 4.7%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)(d)	10,310	3,754
Budweiser Brewing Co. APAC Ltd. (a)(e)	14,622,400	52,611
Diageo PLC	2,450,005	100,084
Keurig Dr. Pepper, Inc.	9,949,303	271,815
Monster Beverage Corp. (a)	677,107	39,313
PepsiCo, Inc.	3,052,292	418,469
The Coca-Cola Co.	12,938,185	704,355
		1,590,401
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,067,866	63,370
Costco Wholesale Corp.	3,143,440	905,656
Walmart, Inc.	912,957	108,350
		1,077,376
Food Products - 0.2%
Barry Callebaut AG	5,940	12,248
Mondelez International, Inc.	3,082,426	170,520
The Simply Good Foods Co. (a)	2,512,574	72,840
		255,608
Household Products - 0.4%
Colgate-Palmolive Co.	650,604	47,826
Procter & Gamble Co.	3,157,364	392,713
		440,539
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	8,024,665	1,596,507
Kao Corp.	483,100	35,835
L'Oreal SA (a)	212,216	59,422
L'Oreal SA	91,564	25,639
Shiseido Co. Ltd.	1,907,700	153,110
Unilever NV	1,350,773	81,110
		1,951,623

TOTAL CONSUMER STAPLES		5,315,547

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Birchcliff Energy Ltd. (f)	20,331,846	32,842
Birchcliff Energy Ltd. (e)(f)	686,127	1,108
Centennial Resource Development, Inc. Class A (a)(f)	20,446,630	92,317
Continental Resources, Inc.	439,030	13,518
EOG Resources, Inc.	1,811,531	134,452
Hess Corp.	7,757,101	469,149
Magnolia Oil & Gas Corp. Class A (a)	7,031,952	78,055
Noble Energy, Inc.	1,445,138	32,458
PrairieSky Royalty Ltd. (d)	981,392	13,689
Reliance Industries Ltd.	25,463,239	480,195
		1,347,783
FINANCIALS - 13.3%
Banks - 4.8%
Bank of America Corp.	59,976,871	1,749,525
Citigroup, Inc.	18,761,572	1,296,049
HDFC Bank Ltd. sponsored ADR	6,589,910	375,954
JPMorgan Chase & Co.	14,628,303	1,721,605
Kotak Mahindra Bank Ltd.	13,116,166	305,314
		5,448,447
Capital Markets - 0.8%
Bank of New York Mellon Corp.	8,164,559	369,120
Brookfield Asset Management, Inc.	1,235,816	65,609
Brookfield Asset Management, Inc. Class A	2,349,039	124,735
CME Group, Inc.	1,838,678	388,586
S&P Global, Inc.	93,537	22,915
Tradeweb Markets, Inc. Class A	67,309	2,489
		973,454
Consumer Finance - 1.1%
American Express Co.	10,747,982	1,271,271
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	19,817	6,179,575
Clarivate Analytics PLC (a)	6,175,422	104,179
		6,283,754
Insurance - 1.1%
Admiral Group PLC	5,571,512	145,093
AFLAC, Inc.	449,005	23,492
Allstate Corp.	376,053	40,869
American International Group, Inc.	6,073,515	338,295
Chubb Ltd.	1,787,986	288,652
Fairfax Financial Holdings Ltd. (sub. vtg.)	139,241	61,378
Hapvida Participacoes e Investimentos SA (e)	3,718,300	48,191
Hiscox Ltd.	1,763,704	35,998
Marsh & McLennan Companies, Inc.	366,931	36,711
Progressive Corp.	3,054,256	235,941
The Travelers Companies, Inc.	76,587	11,388
		1,266,008

TOTAL FINANCIALS		15,242,934

HEALTH CARE - 12.6%
Biotechnology - 1.4%
23andMe, Inc. (a)(b)(c)	166,622	2,211
Acceleron Pharma, Inc. (a)	275,943	10,903
Alexion Pharmaceuticals, Inc. (a)	857,139	83,948
Allogene Therapeutics, Inc. (d)	1,056,340	28,791
Ascendis Pharma A/S sponsored ADR (a)	189,325	18,236
bluebird bio, Inc. (a)	581,777	53,419
Bridgebio Pharma, Inc.	522,521	11,219
CSL Ltd.	65,368	10,310
Galapagos Genomics NV sponsored ADR (a)	58,628	8,950
Gilead Sciences, Inc.	157,443	9,979
Gossamer Bio, Inc.	592,210	9,943
Morphosys AG (a)	70,247	7,741
Neurocrine Biosciences, Inc. (a)	557,899	50,272
Regeneron Pharmaceuticals, Inc. (a)	688,374	190,955
Sage Therapeutics, Inc. (a)	274,181	38,465
Vertex Pharmaceuticals, Inc. (a)	6,423,903	1,088,338
Wuxi Biologics (Cayman), Inc. (a)(e)	1,119,500	11,427
		1,635,107
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	6,922,754	579,227
Alcon, Inc. (a)	1,765,006	102,882
Baxter International, Inc.	10,181,798	890,602
Boston Scientific Corp. (a)	13,691,034	557,088
Danaher Corp.	5,596,538	808,308
DexCom, Inc. (a)	2,059,736	307,395
Edwards Lifesciences Corp. (a)	3,425,946	753,400
Hoya Corp.	203,100	16,634
IDEXX Laboratories, Inc. (a)	83,800	22,788
Intuitive Surgical, Inc. (a)	663,194	358,078
Masimo Corp. (a)	162,089	24,117
ResMed, Inc.	337,154	45,553
Smith & Nephew PLC	1,490,374	35,891
Sonova Holding AG Class B	506,155	117,657
Stryker Corp.	1,665,509	360,250
		4,979,870
Health Care Providers & Services - 2.5%
Anthem, Inc.	357,668	85,876
Cigna Corp.	74,349	11,285
UnitedHealth Group, Inc.	12,752,709	2,771,419
		2,868,580
Health Care Technology - 0.4%
Cerner Corp.	685,108	46,704
Veeva Systems, Inc. Class A (a)	2,923,113	446,330
		493,034
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	405,283	20,426
Bio-Rad Laboratories, Inc. Class A (a)	70,300	23,392
IQVIA Holdings, Inc. (a)	2,091,216	312,386
Mettler-Toledo International, Inc. (a)(f)	1,318,335	928,635
Thermo Fisher Scientific, Inc.	2,231,857	650,073
		1,934,912
Pharmaceuticals - 2.2%
AstraZeneca PLC:
(United Kingdom)	560,668	50,062
sponsored ADR	15,259,698	680,125
Eli Lilly & Co.	3,193,922	357,176
Hansoh Pharmaceutical Group Co. Ltd. (e)	19,138,000	58,603
Idorsia Ltd. (a)	1,868,959	45,954
Merck & Co., Inc.	4,935,461	415,467
Novartis AG sponsored ADR	3,633,494	315,751
Roche Holding AG (participation certificate)	690,747	201,121
Turning Point Therapeutics, Inc.	574,493	21,601
Zoetis, Inc. Class A	3,271,706	407,622
		2,553,482

TOTAL HEALTH CARE		14,464,985

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.8%
Harris Corp.	1,199,782	250,323
Lockheed Martin Corp.	308,197	120,215
Northrop Grumman Corp.	431,235	161,623
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	295,578	63,254
Class C (a)(b)(c)	12,991	2,780
The Boeing Co.	390,703	148,651
TransDigm Group, Inc.	360,775	187,845
		934,691
Airlines - 0.0%
Delta Air Lines, Inc.	398,895	22,976
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	524,800	11,667
Toto Ltd.	2,349,500	88,483
		100,150
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,262,978	338,604
Clean TeQ Holdings Ltd. (a)(d)(f)	40,739,607	8,387
TulCo LLC (a)(b)(c)(g)	140,771	77,167
Waste Connection, Inc. (United States)	351,471	32,335
		456,493
Electrical Equipment - 0.6%
AMETEK, Inc.	960,426	88,186
Fortive Corp.	8,365,718	573,554
Generac Holdings, Inc. (a)	562,247	44,046
		705,786
Industrial Conglomerates - 0.3%
General Electric Co.	33,465,049	299,178
Machinery - 0.1%
IDEX Corp.	402,690	65,993
Ingersoll-Rand PLC	615,309	75,812
		141,805
Professional Services - 0.3%
CoStar Group, Inc. (a)	223,863	132,796
Experian PLC	2,474,311	79,069
FTI Consulting, Inc. (a)	1,335,813	141,583
		353,448
Road & Rail - 0.5%
CSX Corp.	554,930	38,440
Keisei Electric Railway Co.	322,400	13,310
Lyft, Inc.	601,032	24,546
Uber Technologies, Inc.	2,021,080	58,503
Union Pacific Corp.	2,669,159	432,350
		567,149

TOTAL INDUSTRIALS		3,581,676

INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	1,203,208	205,039
Telefonaktiebolaget LM Ericsson (B Shares)	1,606,930	12,833
		217,872
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A (f)	20,125,014	1,942,064
CDW Corp.	686,099	84,555
Keysight Technologies, Inc. (a)	1,506,877	146,544
Zebra Technologies Corp. Class A (a)	1,084,519	223,812
		2,396,975
IT Services - 10.2%
Accenture PLC Class A	1,266,316	243,576
Adyen BV (a)(e)	169,327	111,547
ASAC II LP (a)(b)(c)	39,494,500	6,635
Automatic Data Processing, Inc.	373,743	60,330
Elastic NV	812,562	66,906
Endava PLC ADR (a)	98,313	3,721
EPAM Systems, Inc. (a)	441,016	80,406
Fidelity National Information Services, Inc.	183,470	24,357
Fiserv, Inc. (a)	474,962	49,201
Global Payments, Inc.	2,610,795	415,116
MasterCard, Inc. Class A	10,623,863	2,885,122
MongoDB, Inc. Class A (a)	2,016,752	242,978
Netcompany Group A/S (a)(e)	448,138	17,873
Okta, Inc. (a)	3,769,472	371,142
PagSeguro Digital Ltd. (a)	807,493	37,395
PayPal Holdings, Inc. (a)	21,580,425	2,235,516
Shopify, Inc. Class A (a)	901,129	280,436
Twilio, Inc. Class A (a)(d)	685,473	75,375
Visa, Inc. Class A	25,567,983	4,397,949
Wix.com Ltd. (a)	388,933	45,404
		11,650,985
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	7,343,303	212,882
Analog Devices, Inc.	2,010,391	224,621
Applied Materials, Inc.	462,940	23,101
ASML Holding NV	149,329	37,096
KLA-Tencor Corp.	62,000	9,886
Lam Research Corp.	645,515	149,185
Marvell Technology Group Ltd.	2,018,851	50,411
Microchip Technology, Inc. (d)	1,415,226	131,489
NVIDIA Corp.	3,629,617	631,807
NXP Semiconductors NV	725,077	79,120
Qualcomm, Inc.	5,241,988	399,859
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	560,176	26,037
Texas Instruments, Inc.	832,045	107,533
Xilinx, Inc.	4,359,380	418,065
		2,501,092
Software - 14.6%
Adobe, Inc. (a)	11,097,576	3,065,705
Alteryx, Inc. Class A (a)	382,753	41,119
Atlassian Corp. PLC (a)	3,302,381	414,251
Ceridian HCM Holding, Inc. (a)	1,277,538	63,072
Cloudflare, Inc.	6,547,014	109,420
Coupa Software, Inc. (a)	1,276,814	165,437
CyberArk Software Ltd. (a)	149,353	14,908
Datadog, Inc. Class A (a)(d)	289,900	9,831
DocuSign, Inc. (a)	189,300	11,721
Dropbox, Inc. Class A (a)	5,520,229	111,343
HubSpot, Inc. (a)	60,690	9,201
Intuit, Inc.	2,555,846	679,702
Microsoft Corp.	43,087,618	5,990,472
Paycom Software, Inc. (a)	981,095	205,530
Rapid7, Inc. (a)	211,514	9,601
RingCentral, Inc. (a)	2,552,757	320,779
Salesforce.com, Inc. (a)	28,782,107	4,272,416
Slack Technologies, Inc. Class A (a)(d)	1,243,001	29,496
Tanium, Inc. Class B (a)(b)(c)	2,944,100	27,616
Workday, Inc. Class A (a)	7,181,424	1,220,555
Zoom Video Communications, Inc. Class A (d)	73,776	5,622
		16,777,797
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	9,497,028	2,127,049
Samsung Electronics Co. Ltd.	595,300	24,351
		2,151,400

TOTAL INFORMATION TECHNOLOGY		35,696,121

MATERIALS - 1.9%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	337,875	74,961
Growmax Resources Corp. (a)(c)(e)	3,146,063	131
Sherwin-Williams Co.	741,989	407,997
Westlake Chemical Corp.	1,103,205	72,282
		555,371
Construction Materials - 0.0%
Vulcan Materials Co.	4,472	676
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	200,933	10,768
B2Gold Corp. (a)	49,769,091	161,909
Barrick Gold Corp.	1,255,210	21,753
Barrick Gold Corp. (Canada)	24,576,443	425,174
Franco-Nevada Corp.	4,526,020	412,410
Ivanhoe Mines Ltd. (a)(f)	46,812,194	121,549
Ivanhoe Mines Ltd. (a)(e)(f)	13,462,497	34,956
Kirkland Lake Gold Ltd.	5,891,830	263,939
Lundin Gold, Inc. (a)	1,436,747	8,296
Newcrest Mining Ltd.	5,737,700	134,575
Novagold Resources, Inc. (a)	7,492,594	45,526
Royal Gold, Inc.	188,404	23,213
		1,664,068

TOTAL MATERIALS		2,220,115

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	2,933,798	648,751
AvalonBay Communities, Inc.	150,315	32,367
Equity Residential (SBI)	2,083,630	179,734
Essex Property Trust, Inc.	101,083	33,019
		893,871
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(b)(c)	53,694	1,897

TOTAL REAL ESTATE		895,768

UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,611,268	375,409
TOTAL COMMON STOCKS
(Cost $54,549,356)		113,075,593

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(b)(c)	2,124,227	5,226
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(b)(c)	578,817	59,329
Series E (a)(b)(c)	388,853	39,857
ZenPayroll, Inc. Series D 0.00% (b)(c)	2,436,137	32,431
		131,617
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	68,481	3,443
Series B (b)(c)	12,031	605
Series C (b)(c)	114,981	5,781
Aurora Innovation, Inc. Series B (b)(c)	2,121,140	19,600
		29,429
TOTAL CONSUMER DISCRETIONARY		161,046
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(b)(c)	154,611	64,612
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(b)(c)	664,987	8,824
Series F (a)(b)(c)	3,348,986	44,441
Generation Bio Series B (a)(b)(c)	2,430,600	22,094
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	84,942
Nuvation Bio, Inc. Series A (b)(c)(h)	35,794,400	27,611
		187,912
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	215
Mulberry Health, Inc.:
Series A-8 (a)(b)(c)	7,960,894	55,249
Series A-9 (a)(b)(c)	600,009	4,164
Series AA-9 (a)(b)(c)	49,783	345
		59,973
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (b)(c)	1,909,634	15,564
TOTAL HEALTH CARE		263,449
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	119,458
Series H (a)(b)(c)	120,282	25,740
		145,198
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (b)(c)	2,371,275	31,261
Carbon, Inc.:
Series D (a)(b)(c)	915,425	25,627
Series E (b)(c)	139,606	3,908
Delphix Corp. Series D (a)(b)(c)	3,712,687	30,407
		91,203
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (a)(b)(c)	5,464,465	193,060
Series F (a)(b)(c)	253,732	8,964
		202,024

TOTAL CONVERTIBLE PREFERRED STOCKS		932,758

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	36,794	1,850
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series G (c)	46,145	19,284

TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,134

TOTAL PREFERRED STOCKS
(Cost $767,026)		953,892
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 12/31/49 pay-in-kind (Cost $2,052)(b)(c)(i)(j)	2,054	0
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Cash Central Fund 1.96% (k)	717,351,027	717,494
Fidelity Securities Lending Cash Central Fund 1.96% (k)(l)	221,696,650	221,719
TOTAL MONEY MARKET FUNDS
(Cost $939,211)		939,213
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $56,257,645)		114,968,698
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(402,469)
NET ASSETS - 100%		$114,566,229

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,124,892,000 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,548,000 or 0.3% of net assets.

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing - Security is in default.

 (j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc.	10/9/18	$2,018
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allovir, Inc. Series B	5/8/19	$15,564
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$3,908
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A-8	1/20/16	$53,774
Mulberry Health, Inc. Series A-9	3/23/18	$4,281
Mulberry Health, Inc. Series AA-9	3/23/18	$145
Nuvation Bio, Inc. Series A	6/17/19	$27,612
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. 8% 12/31/49 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,194
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,763
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D 0.00%	7/16/19	$32,431

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$34,629
Fidelity Securities Lending Cash Central Fund	4,200
Total	$38,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$1,831,879	$11,985	$235,053	$15,166	$79,852	$253,401	$1,942,064
B2Gold Corp.	151,042	--	5,715	--	3,126	13,456	--
Birchcliff Energy Ltd.	47,013	--	1,833	1,032	(520)	(11,818)	32,842
Birchcliff Energy Ltd.	1,528	--	--	34	--	(420)	1,108
Centennial Resource Development, Inc. Class A	231,392	3,259	7,685	--	(145)	(134,504)	92,317
Churchill Capital Corp. Class A	--	63,958	64,113	--	155	--	--
Clean TeQ Holdings Ltd.	11,088	76	400	--	(785)	(1,592)	8,387
Ivanhoe Mines Ltd.	84,386	--	4,410	--	3,198	38,375	121,549
Ivanhoe Mines Ltd.	24,268	--	1,267	--	(1,220)	13,175	34,956
Metro Bank PLC	121,700	--	62,162	--	(58,711)	(827)	--
Mettler-Toledo International, Inc.	785,722	30,569	77,474	--	31,419	158,399	928,635
Total	$3,290,018	$109,847	$460,112	$16,232	$56,369	$327,645	$3,161,858

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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